COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMON STOCK [Abstract]
COMMON STOCK

COMMON STOCK

Shares issued and issuable during the nine months ended September 30, 2013 are summarized below.

Shares outstanding and issuable at December 31, 2012 (a)	161,198,812
Exercise of warrants (b)	802,814
Cashless exercise of options (c)	1,570,435
Shares issued for payment of accrued interest (d)	16,153
Total common shares outstanding at September 30, 2013	163,588,214

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(a)

in June 2013, the Company issued a 5% stock dividend to its common stockholders that were record holders as of the close of trading on June 14, 2013.

(b)

issued upon exercise of warrants at exercise prices between $0.14 and $0.24 per share resulting in proceeds to the Company of $133,188.

(c)

issued upon cashless exercises of 4,200,000 options at an exercise price of $0.29 per share based upon market prices of the Company's common stock ranging from $0.46 to $0.50 per share.

(d)

in January 2013, the Company issued shares of common stock with a value of $6,000 based on the quoted trading price of $0.39 per share as payment for accrued interest in the same amount.

14.

COMMON STOCK

The Company is authorized to issue up to 300,000,000 shares of its $0.01 par value common stock as of December 31, 2012.

Shares issued

Issuances of the Company's common stock during the years ended December 31, 2012, 2011 and 2010, respectively, included the following:

Shares Issued for Cash

2012

1,462,832 shares of common stock were issued for $278,675 in cash through the exercise of warrants and options with exercise prices between $0.15 and $0.60 per share.

2011

3,756,205 shares of common stock were issued for $849,821 in cash through the exercise of warrants and options with exercise prices between $0.15 and $0.28 per share.

2010

5,517,977 shares of common stock were issued for $1,224,442 in cash through the exercise of warrants and options with exercise prices between $0.07 and $0.75 per share.

707,792 shares of common stock and five year warrants to purchase 353,858 shares of common stock at an exercise price of $1.00 per share were issued in exchange for $545,000.

Shares Issued in Cashless Option Exercises

2012

The Company issued 612,343 shares of common stock in connection with the cashless exercise of options to purchase 1,135,667 shares of the Company's common stock exercisable at $0.15 to $0.36 per share and based upon the market values of the Company's common stock ranging from $0.60 to $0.63 per share.

2011

The Company issued 1,176,471 shares of common stock in connection with the cashless exercise of options to purchase 2,000,000 shares of the Company's common stock exercisable at $0.28 per share and based upon the market value of the Company's common stock of $0.68 per share.

The Company issued 42,666 shares of common stock in connection with the cashless exercise of options to purchase 80,000 shares of the Company's common stock exercisable at $0.28 per share and based upon the market value of the Company's common stock of $0.60 per share.

The Company issued 2,122,833 shares of common stock in connection with the cashless exercise of options to purchase 3,997,000 shares of the Company's common stock exercisable at $0.30 and $0.15 per share and based upon the market value of the Company's common stock of $0.54 per share.

Shares Issued in Conversion of Preferred Stock

2012

1,231,484 shares of common stock were issued upon conversion of 80 shares of Series B Preferred Stock and accrued dividends. The total value of the preferred shares converted was $445,834.

835 shares of common stock were issued upon conversion of one share of Series B Preferred Stock.

2010

24,000 shares of common stock were issued upon the conversion of one share of Series A Preferred Stock. The total value of the share converted was $25,000.

27,555 shares of common stock were issued upon the conversion of 33 shares Series B Preferred Stock. The total value of the shares converted was $82,500.

Shares Issued in Payment of Interest

2010

30,160 shares of common stock with a value of $30,462 based on the quoted trading price of $1.01 per share were issued as payment for accrued interest in the amount of $10,858 resulting in a loss on conversion of $19,604 which is included in loss on conversion in the accompanying consolidated statement of operations.

Shares Issued Upon Conversion of Debt and Other Liabilities

2012

1,178,571 shares of common stock were issued to lenders upon conversion of secured original issue discount notes in the amount of $825,000 at a conversion rate of $0.70 per share.

2011

The Company issued 333,333 shares of common stock in connection with the conversion of a note payable and accrued interest in the amount of $66,238. The trading value of the stock on the conversion date was $0.48 and the Company recorded a loss on conversion of $93,762 related to this transaction.

2010

7,018,372 shares of common stock were issued to lenders upon conversion of secured original issue discount notes in the amount of $2,526,615 at a conversion rate of $0.36 per share.

122,857 shares of common stock and five year warrants to purchase 61,429 share of common stock at an exercise price of $0.70 per share were issued in satisfaction of a liability to a vendor in the amount of $86,000. The shares were valued at $58,971 based upon the quoted price for the Company's common stock of $0.48 on the date of the agreement. The warrants were valued at $21,809 with the BSM option pricing model using a volatility of 107.92%, an estimated term of five years, a discount rate of 2.02% and the market value the common stock, $0.48. As a result the Company recorded a gain on conversion of $5,021 which is included in gain (loss) on conversion in the accompanying consolidated statement of operations.

35,779 shares of common stock were issued in connection with the exercise of options with an exercise price of $0.41 per share by a former employee in exchange for settlement of wages due to the employee in the amount of $14,668.

100,000 shares of common stock were issued in settlement of a consulting agreement resulting in a loss on settlement of $114,000 based upon the quoted price of the Company's common stock of $1.14 per share on the date of the settlement.

36,975 shares of common stock were issued in exchange for a payable of $45,850 due to a director based upon the quoted market price of the Company's common stock of $1.24 per share.

Shares Issued in Cashless Warrant Exercise

2012

2,511,944 shares of common stock were issued for 7,904,186 warrants to purchase common stock at exercise prices between $0.15 and $0.60 per share, based upon market values for the Company's common stock at between $0.349 and $0.65 per share.

2010

7,295,624 shares of common stock were issued for 11,278,688 warrants to purchase common stock at exercise prices of between $0.15 and $1.25 per share, based upon market values for the Company's common stock at between $0.80 and $1.73 per share.